Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of anti-dilutive common shares outstanding
Antidilutive securities	3,278,773	20,493,863	2,721,058	50,256,896
Series A Preferred Stock
Summary of anti-dilutive common shares outstanding
Antidilutive securities				160,000
Series B Preferred Stock Financing [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		9,037,955		18,080,050
Series C Preferred Stock Financing [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		4,143,505		13,560,038
Series D Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		13,407		194,560
Series E Preferred Stock Financing [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		1,536,448		5,119,460
Series F Preferred Stock
Summary of anti-dilutive common shares outstanding
Antidilutive securities		1,383,333		1,047,319
Series G Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities
Series H Preferred Stock
Summary of anti-dilutive common shares outstanding
Antidilutive securities		1,361,449		2,345,548
Series I Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		1,500,000		1,135,647
Warrant [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	424,842	1,517,766	681,200	8,614,274
Convertible notes [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	1,018,082
Convertible Debenture [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	1,835,849		2,039,858